U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

July 31, 2025

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Buffalo Funds (the “Trust”)
Securities Act Registration No: 333-56018
Investment Company Act Registration No: 811-10303

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Buffalo Early Stage Growth Fund, Buffalo MidCap Growth Fund, Buffalo Mid Cap Discovery Fund, Buffalo International Fund, Buffalo Flexible Allocation Fund, Buffalo High Yield Fund, Buffalo Blue Chip Growth Fund, Buffalo Small Cap Growth Fund, Buffalo Growth Fund and Buffalo Growth & Income Fund (collectively, the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated July 29, 2025, and filed electronically as Post-Effective Amendment No. 71 to the Funds’ Registration Statement on Form N-1A on July 25, 2025.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 516-1681.

Sincerely yours,

/s/ Alyssa M. Bernard

Alyssa M. Bernard
for U.S. Bank Global Fund Services